Acquisitions - Preliminary Purchase Price Allocation (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 01, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Recognized amounts of assets acquired and liabilities assumed:
Goodwill			$ 150,752	$ 138,637	$ 122,426
Viajanet
Consideration:
Purchase price paid	$ 9,355	$ 9,355
Fair value of deferred purchase price		4,616
Total consideration as of acquisition date		13,971
Recognized amounts of assets acquired and liabilities assumed:
Cash and cash equivalents and restricted cash		2,337
Trade accounts receivable		1,004
Intangible assets		7,868
Property and equipment		769
Seller indemnification		7,956
Other assets		1,070
Total assets acquired		21,004
Accounts payable and accrued expenses		2,054
Travel accounts payable		6,861
Contingent liabilities		8,139
Deferred tax liabilities		2,212
Other liabilities		490
Total liabilities assumed		19,756
Total net assets acquired		1,248
Goodwill		$ 12,723